Loans and Leases Held for Investment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Apr. 02, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	$ 7,785,430		$ 6,519,281			$ 6,099,268
Allowance for loan and lease losses	(77,393)	(78,254)	(77,765)	(89,209)	(89,659)	(93,689)	(93,178)	(32,653)
Total loans and leases held for investment, net	7,708,037		6,441,516			6,005,579
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	5,060,942		4,556,841			4,182,785
Allowance for loan and lease losses	(37,719)	(40,739)	(43,454)	(54,472)	(57,275)	(46,584)
Commercial and Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	1,846,689		1,165,384			1,230,128
Allowance for loan and lease losses	(32,050)	(31,391)	(28,209)	(28,295)	(27,473)	(33,490)
Lease financing receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	681,205		588,501			451,443
Allowance for loan and lease losses	(4,160)	(3,344)	(3,766)	(1,806)	(1,134)	(2,454)
Total loans and leases held for investment, net	677,045		584,735			448,989
Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	188,820		200,112			224,627
Allowance for loan and lease losses	(3,288)	(2,632)	(2,186)	(4,612)	(3,630)	(10,907)
Consumer And Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	7,774		8,443			10,285
Allowance for loan and lease losses	$ (176)	$ (148)	$ (150)	$ (24)	$ (147)	$ (254)